Organization and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property and Equipment Estimated Useful Lives

Property and equipment are stated at cost less accumulated depreciation. We record depreciation using the straight-line method over the following estimated useful lives:

Equipment	3 – 7 years
Furniture and fixtures	7 years
Software	3 years
Leasehold improvements	Lesser of lease term or life of improvements

Assumptions Used to Estimate Fair Value of Option Granted

The fair value of each option granted during the nine months ended September 30, 2014 and 2013 was estimated as of the grant date using the Black-Scholes option pricing model with the following assumptions:

	Nine Months Ended September 30, 2014	Nine Months Ended September 30, 2013
Risk-free interest rate	2.14%	1.27 - 2.34%
Expected life of options (in years)	7.5	7.5
Expected stock price volatility	106%	108%

The fair value of each option granted is estimated as of the grant date using the Black-Scholes option pricing model with the following assumptions:

	2012	2013
Risk-free interest rate range	1.02% – 1.49%	1.27% – 2.34%
Expected life of option-years	7.5	7.5
Expected stock price volatility	108%	108%
Executive turnover rates	— %	— %
Non-executive turnover rates	18.5%	14.7%
Expected dividend yield	—	—